NATURE AND CONTINUANCE OF OPERATIONS	12 Months Ended
Nov. 30, 2020
Nature And Continuanve Of Operations [Abstract]
NATURE AND CONTINUANCE OF OPERATIONS

1.       Nature and Continuance of Operations

Liquid Media Group Ltd. (“Liquid” or the “Company”), formerly Leading Brands Inc. (“LBIX”), is the parent company of Liquid Media Group (Canada) Ltd. (“Liquid Canada”), formerly Liquid Media Group Ltd. The Company is an entertainment company with a portfolio of content IP spanning creative industries. The Company’s mission is to empower storytellers worldwide to develop, produce and distribute content across channels and platforms. The head office and registered records office of the Company is Suite 202 – 5626 Larch Street, Vancouver, British Columbia, V6M 4E1. The Company’s shares trade on the Nasdaq Stock Market (“Nasdaq”) under the trading symbol “YVR”.

On August 9, 2018, the Company announced the successful closing of the proposed business combination with Liquid Canada by way of plan of arrangement under the Business Corporations Act (British Columbia) (the "Arrangement"). Pursuant to the Arrangement, Liquid Canada was acquired by and became a wholly-owned subsidiary of LBIX. As part of the Arrangement, on August 10, 2018, LBIX changed its name to Liquid Media Group Ltd. and Liquid Canada changed its name to Liquid Media Group (Canada) Ltd. At the time of completion of the Arrangement, LBIX had 1,848,980 common shares issued and outstanding which included 1,288,497 common shares issued to former Liquid Canada shareholders, representing 69.69% of the Company’s issued and outstanding shares. Initially, the common shares of the Company issued in connection with the Arrangement were listed on NASDAQ under the ticker symbol “LBIX”. Effective August 10, 2018, the trading symbol of LBIX was changed to “YVR”.

Upon closing of the transaction, the shareholders of Liquid Canada owned 69.69% of the common shares of the Company, and as a result, the transaction is considered a reverse acquisition of the Company by Liquid Canada. All previous common shares and warrants were exchanged at a ratio of one share of Liquid Canada for 0.5741 of LBIX (“Conversion Rate”). For accounting purposes, Liquid Canada is considered the acquirer and the Company, the acquiree. Accordingly, the consolidated financial statements are in the name of Liquid Media Group Ltd; however, they are a continuation of the financial statements of Liquid Canada (Note 3).

These consolidated financial statements have been prepared on a going concern basis, which assumes that the Company will be able to realize its assets and discharge its liabilities in the normal course of business. As at November 30, 2020, the Company has generated losses since inception and has an accumulated deficit of $24,859,283. The continued operations of the Company are dependent on its ability to generate future cash flows or obtain additional financing. Subsequent to November 30, 2020, the Company closed a US$6,000,000 registered direct offering. Management has estimated that it has have sufficient working capital to meet the Company’s liabilities and commitments as they become due for the upcoming 12 months.

In March 2020 the World Health Organization declared coronavirus COVID-19 a global pandemic. This contagious disease outbreak, which has continued to spread, and any related adverse public health developments, has adversely affected workforces, customers, economies, and financial markets globally, potentially leading to an economic downturn. It has also disrupted the normal operations of many businesses, including ours. This outbreak could decrease spending, adversely affect demand for our product and harm our business and results of operations; however, the Company has also recognized that the pandemic has led to a global increase in screen time and online gaming which is beneficial to the Company’s operations. It is not possible for us to predict the duration or magnitude of the adverse results of the outbreak and its effects on our business, results of operations, or how it will impact the Company’s ability to conduct financings at this time.

These consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue in existence.